Provisions	6 Months Ended
Jun. 30, 2021
Disclosure of other provisions [abstract]
Provisions
24. PROVISIONS

	Conduct remediation
	PPI	Other products	Bank Levy	Property	Off balance sheet ECL	Regulatory and other	Total

	£m	£m	£m	£m	£m	£m	£m
At 1 January 2021	76	8	34	45	75	226	464
Additional provisions (See Note 5)	—	—	—	43	—	148	191
Provisions released (See Note 5)	—	—	—	—	(24)	—	(24)
Utilisation and other	(39)	—	(34)	(9)	—	(105)	(187)
At 30 June 2021	37	8	—	79	51	269	444
Conduct remediation
Payment Protection Insurance (PPI)
At 30 June 2021, the remaining provision for PPI redress and related costs was £37m (2020: £76m). There was no additional provision in H121.
At 30 June 2021, the outstanding activities which drive the ongoing provision requirement relate to the final aspects of complaints close down activity and the commercial settlement with the Official Receiver.
Customers continue to commence litigation concerning the historical sale of PPI. Provision has been made for the best estimate of any obligation to pay compensation in respect of current stock and estimated future claims. The extent of the potential liability and amount of any compensation to be paid remains uncertain.
The provision for conduct remediation recognised represents management’s best estimate of Santander UK’s liability in respect of mis-selling of PPI policies.
PropertyProperty provisions were impacted by £43m of transformation charges in H121. These relate to a multi-year project to deliver on our strategic priorities and enhance efficiency in order for us to better serve our customers and meet our medium-term targets. These charges consist of costs relating to leasehold properties within the scope of our branch network restructuring programme and decommissioning costs relating to head office sites which are either closing or consolidating.Regulatory and otherIn H121 there was a charge of £69m as part of our multi-year transformation programme to improve future returns, focused on simplifying, digitising and automating the bank, comprising mainly of redundancy costs of £57m relating to branch and head office site closures. There was also a charge for operational risk provisions of £50m, due to an increase in Push Payment fraud volumes and losses, £13m for legal provisions and smaller charges for other provisions.In H121 we did not experience any material operational risk losses. The losses were in line with H120 and remained comfortably within our forecast and 2021 risk appetite. Aligned to the rest of the industry, we continue to experience losses related to Push Payment fraud. In addition, provisions are being managed to cover existing customer remediation programmes and associated costs.